Significant accounting policies and recent accounting pronouncements:	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Significant accounting policies and recent accounting pronouncements:

2.       Significant accounting policies and recent accounting pronouncements:

A summary of the Company’s significant accounting policies and recent accounting pronouncements is included in Note 2 to the Company’s consolidated financial statements included in the 2019 Annual Report. Other than the recent accounting pronouncements adopted in the first six month period of 2020 and described below there have been no changes to the Company’s significant accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2020.

Financial Instruments - Credit Losses (Topic 326):

In June 2016, the FASB issued ASU 2016-13- “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard, including the codification improvements issued in November 2018, requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. Several Codification Improvements have been issued since June 2016 with respect to this topic. For public entities, the amendments of this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. On January 1, 2020, the Company adopted ASC 2016-13, "Financial Instruments - Credit Losses" (“ASC 326”). The accounting standard amended the current financial instrument impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables but excluding those arising from operating leases. Under the new guidance, an entity recognizes as an allowance its estimate of lifetime expected credit losses which result in more timely recognition of such losses. The Company adopted the accounting standard using the prospective transition approach as of January 1, 2020. The adoption of the accounting standard did not have any material impact on the Company’s condensed consolidated financial statements.

Fair Value Measurement (Topic 820):

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the disclosure requirements for fair value measurement.” The amendments in this update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, including the consideration of costs and benefits. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this update. The Company has evaluated the impact of the adoption of this ASU and has determined that there is no effect on its condensed consolidated financial statements and accompanying notes.

Reference Rate Reform (Topic 848):

In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”).” ASU 2020-04 provides temporary optional expedients and exceptions to the guidance in U.S. GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates. This ASU is effective for adoption at any time between March 12, 2020 and December 31, 2022. The date of adoption of this optional guidance and the effect on its consolidated financial statements and accompanying notes is currently under evaluation by the Company.